SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred	$ 487,000	$ 518,255	$ 440,654
Interest expenses capitalized	279	25,864	63,932
Impairment loss recognized on goodwill and intangible assets	0	0	0
Gaming taxes and license fees	1,818,235	1,489,755	489,730
Advertising and promotional expenses	165,299	100,245	29,421
Foreign currency translation adjustments	$ 92,658	$ 98,599
Percentage Of Discount Rate For Income Approach	12.60%	12.30%
Impairment of long-lived assets	$ 3,316	$ 207,608	3,595
Amortization method	amortized over the estimated useful life of the entertainment show of 10 years upon the commencement of the show.
Other current assets	$ 43,257	44,653
Prepaid expenses	59,264	67,035
Impairment loss recognized on assets held for sale	0	0	6,794
Impairment loss recognized on property and equipment	3,120	110,033	3,595
JAPAN
Schedule Of Significant Accounting Policies [Line Items]
Impairment loss recognized on assets held for sale			$ 6,794
Altira Macau [Member]
Schedule Of Significant Accounting Policies [Line Items]
Impairment of long-lived assets	3,316	207,608
Impairment loss recognized on property and equipment	3,120	110,033
Impairment of Land Use Rights		65,172
Impairment of intangible assets, finite-lived	$ 196	30,435
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]	Property Charges And Other
Impairment loss on operating lease right of use assets		$ 1,968
Internal-use Software [Member] | Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life	3 years
Internal-use Software [Member] | Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life	15 years
Land Use Rights [Member]
Schedule Of Significant Accounting Policies [Line Items]
Estimated useful life	40 years
Amortization method	straight-line basis